Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities-Continuing Operations (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Statement of operations
Interest expense	$ 15,589	$ 24,121
Continuing operations
Statement of cash flows
Net debt repayments	(534,294)	(70,325)
Proceeds from short-term and long-term debt	258,287	112,848
VIE debt | Continuing operations
Statement of operations
Interest expense	5,280	3,995
Statement of cash flows
Net debt repayments	(80,492)	(64,854)
Proceeds from short-term and long-term debt	$ 2,287	$ 2,848